Post employment benefits - Weighted average assumptions used to determine group's deficit/surplus in main post employment plans (Details)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
United Kingdom
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.40%	3.30%	3.60%
Rate of increase to pensions in payment	2.60%	2.50%	2.80%
Rate of increase to deferred pensions	2.40%	2.30%	2.60%
Discount rate for plan liabilities	6.00%	5.60%	5.10%
United Kingdom | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.40%	2.30%	2.60%
United Kingdom | RPI
Disclosure of defined benefit plans [line items]
Inflation	2.90%	2.80%	3.10%
Ireland
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	3.50%	3.40%	3.70%
Rate of increase to pensions in payment	2.00%	2.00%	2.20%
Rate of increase to deferred pensions	2.00%	2.00%	2.20%
Discount rate for plan liabilities	4.10%	3.80%	3.60%
Ireland | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.10%	2.00%	2.30%
United States
Disclosure of defined benefit plans [line items]
Rate of general increase in salaries	0.00%	0.00%	0.00%
Rate of increase to pensions in payment	0.00%	0.00%	0.00%
Rate of increase to deferred pensions	0.00%	0.00%	0.00%
Discount rate for plan liabilities	5.40%	5.20%	5.30%
United States | CPI
Disclosure of defined benefit plans [line items]
Inflation	2.30%	2.30%	2.30%